Fair Value Measurement- Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Held for Trading for Trading Purpose [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 19	$ 953
Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Net gain (loss) net of hedges was realized for FVTPL assets and FVTPL liabilities	19	5	$ 6
Obligations related to securities sold short [member]
Disclosure of detailed information about financial instruments [line items]
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	$ 128	$ 1,178